Unaudited Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Net income for the period	$ 27,136	$ 33,467
Other comprehensive income:
Unrealized gain / (loss) on cash flow hedges, net (Notes 18 and 20)	(5,736)	7,646
Net Settlements On Interest Rate Swaps Qualifying for Cash Flow Hedge	0	(5)
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation (Note 20)	31	31
Other comprehensive income / (loss) for the period	(5,705)	7,672
Total comprehensive income for the period	$ 21,431	$ 41,139